SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) - CAD ($)	Sep. 30, 2021	Dec. 31, 2020
Insurance	$ 4,384,504	$ 992
Prepaid director fees	107,886
Prepaid interest	3,238
Prepaid marketing services	36,265	187,826
Prepaid rent	3,583	3,583
Prepaid subscriptions	21,636	5,953
Deposits	584,381	136,668
Prepaid expenses and deposits	$ 5,141,493	$ 335,022